Account Payable (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Total	$ 2,969,603	¥ 20,872,743	¥ 13,405,894